Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2020	$ 6	$ 5,440		$ 10,296		$ 15,742
Balance, shares at Dec. 31, 2020	24,800
Dividend declared to former shareholders				(11,840)		(11,840)
Foreign currency translation adjustment			(345)			(345)
Net income for the year				1,801		1,801
Balance at Dec. 31, 2021	$ 6	5,440	(345)	257		5,358
Balance, shares at Dec. 31, 2021	24,800
Foreign currency translation adjustment			(74)			(74)
Net income for the year				978	50	1,028
Balance at Dec. 31, 2022	$ 6	5,440	(419)	1,235	50	6,312
Balance, shares at Dec. 31, 2022	24,800
Foreign currency translation adjustment			269			269
Net income for the year				1,789	(50)	1,739
Issue of new shares net of deferred offering costs	2	13,505				$ 13,507
Issue of new shares net of deferred offering costs, shares						6,040
Balance at Dec. 31, 2023	$ 8	$ 18,945	$ (150)	$ 3,024		$ 21,827
Balance, shares at Dec. 31, 2023	30,840